DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)											3 Months Ended				6 Months Ended		12 Months Ended
	May 14, 2026	Jan. 26, 2026	Nov. 21, 2025	Oct. 08, 2025	Jun. 06, 2025	May 31, 2025	May 30, 2025	Feb. 28, 2025	Feb. 19, 2025	Jan. 23, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 12, 2026	May 06, 2026	Dec. 08, 2023	Sep. 23, 2016
Common stock par value											$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Business combination transaction costs					$ 17,011,496
Business combination professional fees					6,923,808
Business combination general and administrative expenses					10,087,688
Shares issued upon note conversion	2,033,621
Value of shares issued for commitment fee													$ 7,400,000				$ 7,400,000
Common stock, shares outstanding									183,078,394		394,530,494			183,078,394	394,530,494		206,473,533	140,227,818
Number of shares purchase, value											$ 4,100,001	$ 6,900,000
Loss from operations											(5,756,117)		(34,377,541)		$ (16,093,624)	$ (40,283,826)	$ (67,887,181)	$ (21,173,908)
Accumulated deficit											(48,671,118)				(48,671,118)		(16,725,685)	(29,018,191)
Current liabilities											250,934,098				250,934,098		249,014,438	180,425,447
Cash equivalents											329,084				329,084
Accounts payable and accrued expenses											77,171,082				77,171,082		60,928,865
Other current liabilities																	58,231,865	20,364,663
Notes payable											45,000				45,000
Stock new issued								10,000,000
Stock issued for services, value											362,250
Other receivable																	126,080
Loss from operations											5,756,117		$ 34,377,541		16,093,624	$ 40,283,826	67,887,181	21,173,908
Accumulated deficit											48,671,118				48,671,118		16,725,685	29,018,191
Cash and cash equivalents											329,084				329,084		$ 154,937	$ 407,182
Previously Reported [Member]
Accounts payable and accrued expenses											7,845,379				7,845,379
Other current liabilities											$ 2,697,000				$ 2,697,000
Common Class A [Member]
Common stock par value											$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001
Conversion of shares															5,322,463		5,322,463
Common stock issuable for warrants											4,581,838				4,581,838
Stock new issued, value			$ 102,233	$ 68,214
Common Class A [Member] | Equity Line of Credit Purchase Agreement [Member]
Value of shates available for sale							$ 50,000,000
Number of shares sold															17,350,000
Sale of stock, value												$ 2,944,118
Number of shares issued for commitment fee						740,000
Stock issued for services , price per share						$ 10.00
Value of shares issued for commitment fee						$ 7,400,000
Legacy XCF Convertible Note [Member]
Note principal amount converted					100,000,000
Debt instrument face amount					$ 100,000,000
Legacy XCF Convertible Note [Member] | Common Class A [Member]
Shares issued upon note conversion					10,000,000
New Rise Renewables Reno, LLC [Member]
Debt instrument face amount									$ 100,000,000
Public Warrants [Member]
Warrants outstanding					11,500,000
Common stock share price					$ 11.50
Common stock issuable for warrants					11,500,000
Warrants outstanding, Value					$ 121,900,000
Private Placement Warrants [Member]
Warrants outstanding					6,400,000
Common stock share price					$ 11.50
Common stock issuable for warrants					6,400,000
Warrants outstanding, Value					$ 88,768,000
Public Placement [Member]
Acquisitions shares					11,500,000
Warrants outstanding					11,500,000
Warrants outstanding, Value					$ 121,900,000
Private Placement [Member]
Acquisitions shares					6,400,000
Warrants outstanding					6,400,000
Warrants outstanding, Value					$ 88,768,000
XCF [Member]
Number of equity shares issued									87,331,951
New Rise Renewables Reno LLC and New Rise SAF [Member]
Equity Interests									$ 4,887,000					$ 4,887,000
Southern Energy Renewables Inc [Member]
Common stock par value		$ 0.0001
Investments		$ 10,000,000									$ 9,000,000				$ 9,000,000
Common Stock [Member]
Common stock share price																			$ 0.34
Number of shares issued for commitment fee													507,802				507,802
Value of shares issued for commitment fee													$ 51				$ 51
Number of shares purchase											34,333,340	69,000,000
Number of shares purchase, value											$ 3,433	$ 6,900
Stock issued for services, shares											1,012,353
Stock issued for services, value											$ 101
Common Stock [Member] | Common Class A [Member]
Stock new issued, value																	$ 861,228
Stock new issued																	2,150,000
Common Stock [Member] | Common Class A [Member] | Equity Line of Credit Purchase Agreement [Member]
Stock issued for services , price per share						$ 10.00
Stock new issued, value							$ 50,000,000
Stock issued for services, shares						740,000
Stock issued for services, value						$ 7,400,000
Common Stock [Member] | New XCF Class A [Member]
Acquisitions shares					142,130,632
Common stock par value					$ 0.0001
Conversion of shares					651,919
Common stock share price					$ 11.50
Common Stock [Member] | New Rise SAF [Member]
Acquisitions shares										18,730,000
Common Stock [Member] | Southern Energy Renewables Inc [Member]
Sale of stock, value		$ 10,000,000
Number of shares purchase											21,000,000	69,000,000
Number of shares purchase, value											$ 2,100,000	$ 6,900,000
Common Stock [Member] | Brown Stone [Member]
Number of shares purchase												10,000,000
Number of shares purchase, value												$ 1,000,000
Common Stock [Member] | NewXCF [Member]
Acquisitions shares					10,000,000
New Rise Renewables Reno, LLC [Member]
Ownership percentage									100.00%													100.00%
New Rise Renewables Reno, LLC [Member] | Membership Interest Purchase Agreement [Member]
Ownership percentage										100.00%											100.00%